Share-Based Compensation (Details)	May 14, 2010 $ / shares
Share-Based Compensation [Abstract]
Risk-free interest rates	1.63%
Expected term	10 years
Expected volatility	90.00%
Expected dividend yield	0.00%
Fair value of underlying ordinary share (per share)	$ 3.94	[1]

[1]	Represents initial public offering close price